Financial risk management (Details 2) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	₨ 35,523	₨ 30,919
Short-term borrowings	38,045	12,723
Derivative financial instruments	1,286	468
Other liabilities and provisions	36,917	30,575
Not later than one year [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	35,523	30,919
Short-term borrowings	38,045	12,723
Derivative financial instruments	1,286	468
Other liabilities and provisions	35,870	29,747
Later than one year and not later than two years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Short-term borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	97	0
Later than two years and not later than three years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Short-term borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	51	0
Later than three years and not later than four years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Short-term borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	50	0
Later than four years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Short-term borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	₨ 849	₨ 828